Segment and Geographic Information Revenues from External Customers and Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 31,978		$ 27,195	$ 26,579	$ 25,842	$ 24,966		$ 20,948	$ 22,379	$ 22,625	$ 111,594		$ 90,918		$ 77,975
Long-Lived Assets	12,695					12,296					12,695		12,296
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue											82,307		64,801		52,062
Long-Lived Assets	7,446					6,020					7,446		6,020
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue											11,233		9,388		9,128
Long-Lived Assets	3,615					4,700					3,615		4,700
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue											18,054	[1]	16,729	[1]	16,785	[1]
Long-Lived Assets	$ 1,634	[1]				$ 1,576	[1]				$ 1,634	[1]	$ 1,576	[1]

[1]	No additional locations are individually significant.